Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Undrawn credit lines [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 8,622,441	$ 7,620,714
Substandard	4,421	3,896
Non-complying	24,331	25,772
Total	8,651,193	7,650,382
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,178,448	1,055,119
Substandard
Non-complying
Total	1,178,448	1,055,119
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	7,130,566	6,244,331
Substandard
Non-complying
Total	7,130,566	6,244,331
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	133,391	138,432
Substandard	4,421	3,896
Non-complying
Total	137,812	142,328
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	180,023	182,812
Substandard
Non-complying
Total	180,023	182,812
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	13	20
Substandard
Non-complying	719	837
Total	732	857
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	23,612	24,935
Total	$ 23,612	$ 24,935